Property, Plant And Equipment, Net (Schedule Of Property, Plant And Equipment, Net) (Details) (USD $) In Thousands, unless otherwise specified																					12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2013 Land, Buildings And Leasehold Improvements		Dec. 31, 2012 Land, Buildings And Leasehold Improvements		Dec. 31, 2013 Instruments, Machinery And Equipment		Dec. 31, 2012 Instruments, Machinery And Equipment		Dec. 31, 2013 Office Furniture And Other		Dec. 31, 2012 Office Furniture And Other		Dec. 31, 2013 Motor Vehicles And Airplanes		Dec. 31, 2012 Motor Vehicles And Airplanes		Dec. 31, 2013 Israel sqft		Dec. 31, 2013 U.S. sqft		Dec. 31, 2013 Other Countries sqft
Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	$ 1,295,517	[1]	$ 1,248,214	[1]	$ 390,972	[1],[2]	$ 374,309	[1],[2]	$ 697,950	[1],[3]	$ 661,278	[1],[3]	$ 80,782	[1]	$ 83,108	[1]	$ 125,813	[1]	$ 129,519	[1]
Accumulated depreciation	(814,109)	[1]	(746,928)	[1]
Depreciated cost	$ 481,408	[1]	$ 501,286	[1]
Real estate owned, square feet																					2,178,000	[4]	714,000	[5]	891,000	[6]
Real estate leased, square feet																					1,889,000	[4]	634,000	[5]	308,000	[6]

[1]	Net of investment grants received (mainly for instruments, machinery and equipment) in the amounts of $37,399 and $36,990 as of December 31, 2013 and 2012, respectively.
[2]	Set forth below is additional information regarding the real estate owned or leased by the Company (in square feet): Israel (a) U.S. (b) Other Countries (c)Owned2,178,000 714,000 891,000Leased1,889,000 634,000 308,000(a)Includes offices, development and engineering facilities, manufacturing facilities, maintenance facilities, hangar facilities and a landing strip in various locations in Israel used by Elbit Systems’ Israeli subsidiaries.(b)Includes offices, development and engineering facilities, manufacturing facilities and maintenance facilities of ESA primarily in Texas, New Hampshire, Florida, Alabama and Virginia.(c)Includes offices, design and engineering facilities and manufacturing facilities, mainly in Europe, Brazil, Australia and Asia.
[3]	Includes equipment produced by the Company for its own use in the aggregate amount of $239,333 and $239,758 as of December 31, 2013 and 2012, respectively.
[4]	Includes offices, development and engineering facilities, manufacturing facilities, maintenance facilities, hangar facilities and a landing strip in various locations in Israel used by Elbit Systems’ Israeli subsidiaries.
[5]	Includes offices, development and engineering facilities, manufacturing facilities and maintenance facilities of ESA primarily in Texas, New Hampshire, Florida, Alabama and Virginia.
[6]	Includes offices, design and engineering facilities and manufacturing facilities, mainly in Europe, Brazil, Australia and Asia.